As filed with the Securities and Exchange Commission on October 23, 2002
Registration No. 333-40265; 811-08481

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Post-Effective Amendment No. 11	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 12	☒
(Check appropriate box or boxes)

NATIONS SEPARATE ACCOUNT TRUST
(formerly Nations Annuity Trust)
(Exact Name of Registrant as specified in Charter)
111 Center Street
Little Rock, Arkansas 72201
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854
Richard H. Blank, Jr.
c/o Stephens Inc.
111 Center Street
Little Rock, Arkansas 72201
(Name and Address of Agent for Service)
With copies to:

Robert M. Kurucza, Esq.	Carl Frischling, Esq.
Marco E. Adelfio, Esq.	Kramer, Levin, Naftalis & Frankel
Morrison & Foerster LLP	919 3rd Avenue
2000 Pennsylvania Ave., N.W.	New York, New York 10022
Suite 5500
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to Rule 485(b); or	☐ on (date) pursuant to Rule 485(b), or

☒ 60 days after filing pursuant to Rule 485(a), or	☐ on (date) pursuant to Rule 485(a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 11 to the Registration Statement of Nations Separate Account Trust (the “Trust”) is being filed in order to make certain modifications to the principal investment strategies of Nations Asset Allocation Portfolio. With the exception of the portion of the Part A included in this filing, Part A and Part B of the Trust’s Registration Statement are hereby incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

NATIONS SEPARATE ACCOUNT TRUST
CROSS REFERENCE SHEET

Part A Item No.		Prospectus

1.	Front and Back Cover Pages	Front and Back Cover Pages

2.	Risk/Return Summary: Investments, Risks, and Performance	About this Prospectus

3.	Risk/Return Summary: Fee Table	Not Applicable

4.	Investment Objectives, Principal Investment Strategies, and Related Risks	About the Equity Portfolios; About the Managed Index Portfolios; About the Balanced Portfolio; About the International Portfolio; Other Important Information

5.	Management’s Discussion of Fund Performance	Not Applicable

6.	Management, Organization, and Capital Structure	How the Portfolios are Managed; About Your Investment: Information for Investors

7.	Shareholder Information	About Your Investment: Information for Investors

8.	Distribution Arrangements	About Your Investment: Information for Investors

9.	Financial Highlights Information	About Your Investment: Financial Highlights

Part B Item No.

10.	Cover Page and Table of Contents	Cover Page and Table of Contents

11.	Fund History	Introduction

12.	Description of the Fund and Its Investments and Risks	Additional Information on Portfolio Investments

13.	Management of the Fund	Trustees And Officers; Investment Advisory, Administration, Custody Transfer Agency, Shareholder Servicing and Distribution Agreements

14.	Control Persons and Principal Holders of Securities	Not Applicable

15.	Investment Advisory and Other Services	Investment Advisory, Administration, Custody, Transfer Agency, Shareholder Servicing And Distribution Agreements

16.	Brokerage Allocation and Other Practices	Portfolio Transactions and Brokerage—General Brokerage Policy

17.	Capital Stock and Other Securities	Description Of Shares; Investment Advisory, Administration, Custody, Transfer Custody, Transfer Agency, Shareholder Servicing And Distribution Agreements

18.	Purchase, Redemption and Pricing of Shares	Net Asset Value—Purchases And Redemptions; Distributor

19.	Taxation of the Fund	Additional Information Concerning Taxes

20.	Underwriters	Investment Advisory, Administration Custody, Transfer Agency Shareholder Servicing And Distribution Agreements; Distributor

21.	Calculation of Performance Data	Additional Information on Performance

22.	Financial Statements	Independent Accountant and Reports

Part C Item No.	Other Information
Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document

About the sub-advisers

BACAP is this Portfolio’s sub-adviser. BACAP’s Investment Strategies Team makes the day-to-day investment decisions for the equity portion of the Portfolio. BACAP’s Fixed Income Management Team makes the day-to-day investment decisions for the fixed income and money market portions of the Portfolio.

What is an asset
allocation portfolio?

This asset allocation portfolio invests in a mix of equity and fixed income securities, and cash equivalents.

Each of these “asset classes” has different risk/return characteristics. The portfolio management team changes the mix based on its assessment of the expected risks and returns of each class.

Asset allocation portfolios like this one can provide a diversified asset mix for you in a single investment.

Nations Asset Allocation Portfolio

Investment objective The Portfolio seeks to obtain long-term growth from capital appreciation, and dividend and interest income.

Principal investment strategies
The Portfolio invests in a mix of equity and fixed income securities, as well as cash equivalents, including U.S. government obligations, commercial paper and other short-term, interest-bearing instruments.

The team uses asset allocation and active security selection as its principal investment approach. The team actively allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class.

The equity securities the Portfolio invests in are primarily common stocks of medium and large-sized companies whose market capitalizations typically are at least $1 billion and that are believed to have potential for long-term growth.

For the equity portion of the Portfolio, the team starts with a universe of companies generally with market capitalizations of at least $1 billion that have been identified using a disciplined analytical process. The investment potential of these companies and their industries have been assessed by evaluating:

•	the growth prospects of a company’s industry

•	a company’s relative competitive position in the industry

•	which companies are mature, fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity

•	a company’s current operating margins relative to its historic range

•	various measures of relative valuation, including price to cash flow and relative dividend yield

•
indicators of potential stock price appreciation. These could have taken the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors

It is believed that this fundamental analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to create a core portfolio from the identified companies, evaluating each company’s earnings trends and stock valuations, among other things.

In managing the portfolio, the team considers the characteristics of the Russell 1000 Index as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The fixed income securities the Portfolio invests in are primarily investment grade bonds and notes; however, the Portfolio may invest up to 10% of its total assets in high yield debt securities which are often referred to as “junk

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You’ll find more about
other risks of investing in  this Portfolio in Other  important information  and in the SAI.

bonds”. The Portfolio normally invests at least 25% of its assets in senior securities. The Portfolio may also invest up to 35% of its assets in mortgage-backed and asset-backed securities.

In the fixed income portion of its portfolio, the Portfolio may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Portfolio may use futures, interest rate swaps, total return swaps, options, and other derivative instruments to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in an underlying asset.

The Portfolio may also invest in securities that aren’t part of its principal investment strategies, but it won’t hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team may sell a security when the Portfolio’s asset allocation changes, if there is a deterioration in the issuer’s financial situation, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Portfolio’s investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

•	may limit the number of buy and sell transactions it makes

•	may try to sell shares that have the lowest tax burden on shareholders

•	may offset capital gains by selling securities to realize a capital loss

While the Portfolio may try to manage capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

Risks and other things to consider
Nations Asset Allocation Portfolio has the following risks:

•
Investment strategy risk – The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.

•
Stock market risk – The value of the stocks the Portfolio holds can be  affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•
Interest rate risk – The prices of the Portfolio’s fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

•
Credit risk – The Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it’s due. Credit risk usually applies to most fixed income securities, but is

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generally not a factor for U.S. government obligations. Some of the securities in which the Portfolio invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium — a high interest rate or yield — because of the increased risk of loss. These securities also can be subject to greater price volatility.

•
Derivatives risk – The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Portfolio’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Portfolio. The success of management’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

•
Mortgage-related risk – The value of the Portfolio’s mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields.

•
Asset-backed securities risk – Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Portfolio’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

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NATIONS SEPARATE ACCOUNT TRUST

ONE BANK OF AMERICA PLAZA
33rd Floor
Charlotte, NC 28255
1-800-626-2275

FORM N-1A

PART C

OTHER INFORMATION

ITEM 23. Exhibits

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-40265; 811-08481)

Exhibit Letter	Description

(a)	Articles of Incorporation:

(a)(1)	Amended and Restated Declaration of Trust dated February 5, 1998, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

(b)	Bylaws:

(b)(1)	Amended and Restated Bylaws dated February 5, 1998, last amended February 22, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April 30, 2001.

(c)	Instruments Defining Rights of Securities Holders:

Not Applicable

(d)	Investment Advisory Contracts:

(d)(1)
Investment Advisory Agreement between Banc of America Advisors, LLC (formerly Banc of America Advisors, Inc. and NationsBanc Advisors, Inc.) (“BA Advisors”) and Nations Separate Account Trust (formerly Nations Annuity Trust) (“Registrant”) dated February 25, 1998, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

Exhibit Letter	Description

(d)(2)
Investment Advisory Agreement between BA Advisors and the Registrant dated July 3, 2000, Schedule I dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April 30, 2001.

(d)(3)
Sub-Advisory Agreement among BA Advisors, Banc of America Capital Management, LLC (formerly Banc of America Capital Management, Inc. and TradeStreet Investment Associates, Inc.) (“BACAP”) and the Registrant dated February 25, 1998, Schedule I dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April 30, 2001.

(d)(4)	Sub-Advisory Agreement among BA Advisors, BACAP and the Registrant dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

(d)(5)
Sub-Advisory Agreement among BA Advisors, Marsico Capital Management, Inc. (“Marsico Capital”) and the Registrant dated April 12, 2001, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

(d)(6)
Sub-Advisory Agreement among BA Advisors, Brandes Investment Partners, L.P. (“Brandes”) and the Registrant dated July 3, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(d)(7)
Sub-Advisory Agreement among BA Advisors, MacKay Shields LLC (“MacKay Shields”) and the Registrant dated July 3, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(e)	Underwriting Contract:

(e)(1)	Distribution Agreement between the Registrant and Stephens Inc. (“Stephens”) dated February 25, 1998, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

(f)	Bonus or Profit Sharing Contracts:

(f)(1)	Deferred Compensation Plan dated August 6, 1997, last amended February 28, 2002, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

Exhibit Letter	Description

(g)	Custodian Agreements:

(g)(1)	Amended and Restated Custody Agreement between the Registrant and The Bank of New York (“BNY”) dated July 2, 2001, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

(h)	Other Material Contracts:

(h)(1)	Co-Administration Agreement among the Registrant, Stephens and BA Advisors dated December 1, 1998, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

(h)(2)	Sub-Administration Agreement among the Registrant, BNY and BA Advisors dated December 1, 1998, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

(h)(3)
Transfer Agency and Services Agreement between PFPC Inc. (formerly First Data Investor Services Group, Inc.) (“PFPC”) and the Nations Funds family dated June 1, 1995, Schedule G dated August 28, 2002, filed herewith.

(h)(4)	Adoption Agreement and Amendment to Transfer Agency and Service Agreement dated February 25, 1998, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

(h)(5)	Amendment to Transfer Agency and Services Agreement dated December 1, 1999, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

(h)(6)	Participation Agreement with Hartford Life Insurance Company dated March 13, 1998, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

(h)(7)	Form of Participation Agreement with Anchor National Life Insurance Company, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(h)(8)	Participation Agreement with Transamerica Life Insurance Company dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April 30, 2001.

Exhibit Letter	Description

(h)(9)	Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family dated July 2, 2001, Appendix dated August 28, 2002, filed herewith.

(i)	Legal Opinion

(i)(1)	Not Applicable

(j)	Other Opinions

(j)(1)	Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreement:

(l)(1)	Investment Letter, incorporated by reference to Pre-Effective Amendment No. 1, filed February 20, 1998.

(m)	Rule 12b-1 Plan:

(m)(1)	Shareholder Servicing and Distribution Plan, Exhibit A dated May 1, 2002, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

(n)	Financial Data Schedule:

Not Applicable

(o)	Rule 18f-3 Plan:

Not Applicable

(p)	Codes of Ethics:

(p)(1)	Nations Funds Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(p)(2)	BA Advisors and BACAP Code of Ethics, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

(p)(3)	Marsico Capital Code of Ethics, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

Exhibit Letter	Description

(p)(4)	Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(p)(5)	MacKay Shields Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(p)(6)	Stephens Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(q)
Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max Walker, Thomas S. Word, Jr., William H. Grigg, James Ermer, Thomas F. Keller, Carl E. Mundy, Jr., James B. Sommers, Cornelius J. Pings and William P. Carmichael, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

ITEM 24. Persons Controlled by of Under Common Control with the Fund

No person is controlled by or under common control with the Registrant.

ITEM 25. Indemnification

Article V, Section 5.3 of the Registrant’s Declaration of Trust provides for the indemnification of the Registrant’s trustees, officers, employees and other agents. Indemnification of the Registrant’s administrators, distributor, custodian and transfer agent is provided for, respectively, in the Registrant’s:

1. Co-Administration Agreement with Stephens and BA Advisors;

2. Sub-Administration Agreement with BNY and BA Advisors;

3. Distribution Agreement with Stephens;

4. Custody Agreement with BNY; and

5. Transfer Agency and Services Agreement with PFPC.

Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in such case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

The Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the “1933 Act”) and Release No. 11330 under the Investment Company Act of 1940, as amended (the “1940 Act”), in connection with any indemnification.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. Business and Other Connections of the Investment Adviser

To the knowledge of the Registrant, none of the directors or officers of BA Advisors, the adviser to the Registrant’s portfolios, or BACAP, Marsico Capital, Brandes or MacKay Shields, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors’ qualifying shares) of BA Advisors, BACAP or Marsico Capital respectively, or other subsidiaries of Bank of America Corporation.

(a) BA Advisors performs investment advisory services for the Registrant and certain other customers. BA Advisors is a wholly-owned subsidiary of Bank of America,

N.A. (“Bank of America”), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BA Advisors with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”) (file no. 801-49874).

(b) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

(c) Marsico Capital performs investment sub-advisory services for the Registrant and certain other customers. Marsico Capital is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Marsico Capital with the SEC pursuant to the Advisers Act (file no. 801-54914).

(d) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24896)

(e) MacKay Shields performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by MacKay Shields with the SEC pursuant to Advisers Act (file no. 801-5594).

ITEM 27. Principal Underwriters

(a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Funds Trust, Wells Fargo Funds Trust, Wells Fargo Variable Trust, Barclays Global Investors Funds, Inc. and is the exclusive placement agent for Wells Fargo Core Trust, Nations Master Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., Nations Balanced Target Maturity Fund, Inc., and Hatteras Income Securities, Inc., closed-end management investment companies.

(b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens with the SEC pursuant to the 1940 Act (file No. 501-15510).

(c) Not applicable.

ITEM 28. Location of Accounts and Records

(1)	BA Advisors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).

(2)	BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

(3)	Marsico Capital, 1200 17th Street, Suite 1300, Denver, CO 80202 (records relating to its function as investment sub-adviser).

(4)	Brandes, 12750 High Bluff Drive, San Diego, CA 92130 (records relating to its function as investment sub-advisor).

(5)	MacKay Shields, 9 West 57th Street, New York, New York, 10019 (records relating to its function as investment sub-advisor).

(6)	Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).

(7)	PFPC 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

(8)	BNY, 15 Broad Street, 7th Floor, New York, NY 10286 (records relating to its function as custodian and sub-administrator)

ITEM 29. Management Services

Not Applicable

ITEM 30. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 23rd day of October, 2002.

NATIONS SEPARATE ACCOUNT TRUST

By:	/s/ ROBERT H. GORDON
Robert H. Gordon President and Vice Chairman of the Board of Trustees (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

* (A. Max Walker)	Chairman of the Board of Trustees	October 23, 2002

/s/ EDWARD D. BEDARD Edward D. Bedard	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	October 23, 2002

* (Edmund L. Benson, III)	Trustee	October 23, 2002

* (William P. Carmichael)	Trustee	October 23, 2002

/s/ ROBERT H. GORDON Robert H. Gordon	Trustee	October 23, 2002

* (William H. Grigg)	Trustee	October 23, 2002

* (Thomas F. Keller)	Trustee	October 23, 2002

* (Carl E. Mundy, Jr.)	Trustee	October 23, 2002

* (Cornelius J. Pings)	Trustee	October 23, 2002

* (Charles B. Walker)	Trustee	October 23, 2002

* (Thomas S. Word)	Trustee	October 23, 2002

* (James B. Sommers)	Trustee	October 23, 2002

/s/ RICHARD H. BLANK, JR. Richard H. Blank, Jr. *Attorney-in-Fact

EXHIBIT INDEX

Nations Separate Account Trust

File No. 333-40265

EX.-99.23(h)(3)	Transfer Agency and Services Agreement between PFPC Inc. and the Nations Funds family
EX.-99.23(h)(9)	Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family